Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000,000	10,000,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	17,379,388	16,559,481
Common stock shares outstanding	17,379,388	16,559,481